GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.7%
	EQUITY - 4.1%
9,969	iShares Core S&P 500 ETF			$ 3,830,189
27,892	iShares MSCI ACWI ETF			2,367,473
54,897	iShares MSCI ACWI ex US ETF			2,497,813
37,030	iShares MSCI EAFE ETF			2,430,649
43,007	iShares MSCI EAFE Small-Cap ETF			2,429,035
64,304	iShares MSCI Emerging Markets ETF			2,437,122
18,163	iShares Russell 1000 ETF			3,823,675
20,996	iShares Russell 2000 ETF			3,660,863
55,661	iShares Russell Mid-Cap ETF			3,754,334
44,961	iShares U.S. Real Estate ETF			3,785,267
				31,016,420
	FIXED INCOME - 0.6%
60,000	Vanguard Short-Term Corporate Bond ETF			4,511,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,179,920)			35,527,820

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 26.1%
	INSURANCE — 0.6%
5,000,000	Metropolitan Life Global Funding I(a)	0.9000	06/08/23	4,917,802

	OIL & GAS PRODUCERS — 0.6%
5,000,000	Shell International Finance BV	2.0000	11/07/24	4,759,261

	SOFTWARE — 1.3%
5,000,000	Microsoft Corporation	2.3750	05/01/23	4,964,903
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,839,929
				9,804,832
	SUPRANATIONAL — 1.4%
10,500,000	International Bank for Reconstruction &	0.1250	04/20/23	10,359,204

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.2%
5,000,000	Federal Farm Credit Banks Funding Corporation	0.1250	04/27/23	4,930,285

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 26.1% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.2% (Continued)
5,000,000	Federal Farm Credit Banks Funding Corporation	0.1400	05/18/23	$ 4,913,444
10,000,000	Federal Farm Credit Banks Funding Corporation	0.2000	02/16/24	9,476,879
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,179,931
9,000,000	Federal Home Loan Banks	0.2600	12/22/23	8,597,542
7,180,000	Federal Home Loan Banks	0.3750	06/24/24	6,716,731
10,000,000	Federal Home Loan Banks(b)	0.8750	06/30/26	9,050,227
14,000,000	Federal Home Loan Banks(b)	0.7500	07/21/26	12,572,720
4,250,000	Federal Home Loan Banks(b)	0.5000	05/27/27	3,846,121
10,000,000	Federal Home Loan Banks(b)	0.8750	06/30/27	8,798,782
10,000,000	Federal Home Loan Banks(b)	0.5000	01/28/28	8,696,620
10,000,000	Federal Home Loan Banks(b)	0.4000	02/24/28	8,709,062
14,750,000	Federal Home Loan Banks(b)	0.3000	02/25/28	12,790,993
10,000,000	Federal Home Loan Banks(b)	0.8750	08/16/28	8,658,397
9,900,000	Federal Home Loan Banks(b)	0.7500	08/24/28	8,644,686
3,500,000	Federal Home Loan Mortgage Corporation	5.0000	12/16/24	3,492,682
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	8,763,938
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,410,536
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,479,821
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	11,540,719
2,533,574	Government National Mortgage Association	2.5000	12/20/49	2,212,541
7,000,000	United States Department of Housing and Urban	2.8000	08/01/23	6,941,353
				168,424,010
	TOTAL BONDS & NOTES (Cost $217,159,718)			198,265,109

	U.S. GOVERNMENT & AGENCIES — 57.5%
	U.S. TREASURY BILLS — 57.5%
37,000,000	United States Treasury Bill(c)	0.0000	01/19/23	36,940,553
52,000,000	United States Treasury Bill(c)	0.0000	01/26/23	51,871,247
15,000,000	United States Treasury Bill(c)	0.0000	02/02/23	14,952,471
15,000,000	United States Treasury Bill(c)	0.0000	02/09/23	14,940,235
30,000,000	United States Treasury Bill(c)	0.0000	02/23/23	29,819,667
25,000,000	United States Treasury Bill(c)	0.0000	03/02/23	24,829,469

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.5% (Continued)
	U.S. TREASURY BILLS — 57.5% (Continued)
20,000,000	United States Treasury Bill(c)	0.0000	03/07/23	$ 19,852,653
26,000,000	United States Treasury Bill	0.0000	03/09/23	25,801,038
30,000,000	United States Treasury Bill(c)	0.0000	03/16/23	29,751,510
60,000,000	United States Treasury Bill(c)	0.0000	03/23/23	59,442,212
36,000,000	United States Treasury Bill(c)	0.0000	04/06/23	35,609,865
20,000,000	United States Treasury Bill(c)	0.0000	04/20/23	19,739,544
35,000,000	United States Treasury Bill(c)	0.0000	04/27/23	34,507,374
40,000,000	United States Treasury Bill(c)	0.0000	05/25/23	39,288,974
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $437,591,589)			437,346,812

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 6.9%
	MONEY MARKET FUNDS - 6.9%
52,382,594	Morgan Stanley Institutional Liquidity Funds -, Institutional Class, 4.11%(d) (Cost $52,382,594)			52,382,594

	TOTAL INVESTMENTS - 95.2% (Cost $741,313,821)			$ 723,522,335
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%			36,670,671
	NET ASSETS - 100.0%			$ 760,193,006

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
433	CBOT 10 Year US Treasury Note	03/22/2023	$ 48,624,601	$ (606,296)
310	CBOT 5 Year US Treasury Note	03/31/2023	33,458,300	(240,565)
863	CBOT Corn Future(f)	03/14/2023	29,277,275	287,625
20	CBOT Oats Future(f)	03/14/2023	367,250	(9,775)
54	CBOT Rough Rice Future(f)	03/14/2023	1,986,120	13,860
146	CBOT Soybean Future(f)	03/14/2023	11,125,200	193,687
531	CBOT Soybean Meal Future(f)	03/14/2023	25,010,100	1,132,910
142	CBOT Soybean Oil Future(f)	03/14/2023	5,458,764	(120,522)
517	CBOT US Long Bond Future	03/22/2023	64,802,847	(1,318,254)

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
17	CBOT Wheat Future(f)	03/14/2023	$ 673,200	$ (5,738)
123	CME E-Mini Standard & Poor's 500 Index Future	03/17/2023	23,745,150	(1,123,525)
78	CME E-Mini Standard & Poor's MidCap 400 Index	03/17/2023	19,052,280	(551,705)
132	CME Euro Foreign Exchange Currency Future	03/13/2023	17,744,100	144,150
93	CME Feeder Cattle Future(f)	03/30/2023	8,659,463	32,825
26	CME Lean Hogs Future(f)	02/14/2023	912,080	(26,090)
248	CME Live Cattle Future(f)	02/28/2023	15,663,680	97,600
1,041	CME Mexican Peso Currency Future	03/13/2023	26,347,710	325,985
47	CME Swiss Franc Currency Future	03/13/2023	6,404,925	(8,031)
361	COMEX Gold 100 Troy Ounces Future(f)	02/24/2023	65,925,820	963,720
36	COMEX Silver Future(f)	03/29/2023	4,327,200	165,100
82	Eurex 10 Year Euro BUND Future	03/08/2023	11,671,764	(803,908)
4	Eurex DAX Index Future	03/17/2023	1,497,805	(2,800)
296	FTSE 100 Index Future	03/17/2023	26,715,215	(129,380)
39	ICE Gas Oil Future(f)	02/10/2023	3,533,400	(45,900)
464	ICE US MSCI Emerging Markets EM Index Futures	03/17/2023	22,258,080	(324,525)
75	LME Copper Future(f)	03/13/2023	15,704,062	281,160
29	LME Nickel Future(f)	03/13/2023	4,912,062	487,452
146	LME Primary Aluminum Future(f)	03/13/2023	5,859,612	(313,626)
166	LME Zinc Future(f)	03/13/2023	2,250,650	(750,375)
720	NYBOT CSC Cocoa Future(f)	03/16/2023	18,720,000	553,880
1,092	NYBOT CSC Number 11 World Sugar Future(f)	02/28/2023	24,509,722	161,706
46	NYBOT CTN Frozen Concentrated Orange Juice A(f)	03/13/2023	1,408,980	(7,245)
109	NYBOT CTN Number 2 Cotton Future(f)	03/09/2023	4,543,665	(87,175)
7	NYMEX NY Harbor ULSD Futures(f)	01/31/2023	968,730	6,329
167	NYMEX Platinum Future(f)	04/26/2023	9,042,215	511,450
72	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	01/31/2023	7,494,379	94,366
103	SGX Nikkei 225 Stock Index Future	03/09/2023	10,199,088	(629,577)
1,775	Three-Month SOFR Futures	09/30/2024	428,218,750	(1,365,299)
35	TSE Japanese 10 Year Bond Futures	03/13/2023	38,786,083	(595,384)
101	WCE Canola Future(f)	03/14/2023	1,291,714	(7,218)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ (3,619,108)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
220	3 Month Euro Euribor Future	09/16/2024	$ 57,020,024	$ 17,667
113	CME Australian Dollar Currency Future	03/13/2023	7,716,205	(87,520)
66	CME British Pound Currency Future	03/13/2023	4,984,650	(14,706)
509	CME Canadian Dollar Currency Future	03/14/2023	37,625,280	(298,783)
36	CME E-Mini NASDAQ 100 Index Future	03/17/2023	7,936,056	529,944
11	CME New Zealand Dollar Currency Future	03/13/2023	698,215	(375)
17	CME Random Length Lumber Future CME(f)	03/15/2023	715,649	(8,184)
353	Eurex 2 Year Euro SCHATZ Future	03/08/2023	39,847,157	478,585
178	Eurex 5 Year Euro BOBL Future	03/08/2023	22,061,784	735,226
56	HKG Hang Seng Index Future	01/30/2023	7,143,873	(180,318)

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
71	ICE Brent Crude Oil Future(f)	03/31/2023	$ 6,099,610	$ (363,050)
2	LME Nickel Future(f)	03/13/2023	360,540	(40,104)
46	LME Primary Aluminum Future(f)	03/13/2023	2,727,812	37,113
129	LME Zinc Future(f)	03/13/2023	9,599,212	528,470
104	Long Gilt Future	03/29/2023	12,559,658	585,993
63	NYBOT CSC C Coffee Future(f)	03/21/2023	3,952,463	(28,407)
105	NYBOT FINEX United States Dollar Index Future	03/13/2023	10,843,245	18,860
45	NYMEX Henry Hub Natural Gas Futures(f)	01/27/2023	2,013,750	681,550
63	NYMEX Light Sweet Crude Oil Future(f)	01/20/2023	5,056,380	(576,310)
14	NYMEX Palladium Future(f)	03/29/2023	2,517,200	(23,650)
426	Three Month SONIA Index Futures	03/31/2025	123,543,193	432,460
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 2,424,461

	TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS			$ (1,194,647)

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $4,917,802 or 0.6% of net assets.
(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2022.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the GPMAS Fund Limited.